Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

JCorriero@stradley.com

(215) 564-8528

December 29, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”) File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

On behalf of the Trust, submitted herewith via the EDGAR system, is Post-Effective Amendment No. 141 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 142 filed under the Investment Company Act of 1940 (“1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”), with respect to the Virtus LifeSci Biotech Products ETF and the Virtus LifeSci Biotech Clinical Trials ETF series of the Trust (each a “Fund” and, together, the “Funds”). The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Funds’ investment advisory arrangements. On August 14, 2017, shareholders of the Funds approved an amended and restated investment advisory agreement (the “Amended and Restated Advisory Agreement”) with the Funds’ investment adviser, Virtus ETF Advisers LLC (“VEA”). Effective upon shareholder approval of the Amended and Restated Advisory Agreement, VEA assumed responsibility for the day-to-day management of each Fund’s portfolio, and LifeSci Index Partners, LLC ceased serving as each Fund’s sub-adviser, but continues to serve as the index provider to each Fund’s underlying index.

Pursuant to Release No. 13768 under the 1940 Act, the Trust believes that certain investment related and non-investment related portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure previously reviewed by the Staff of the U.S. Securities and Exchange Commission (the “Staff”). As to the investment related portions, the Staff previously reviewed the Funds’ prospectus and SAI in connection with a Rule 485(a) filing filed on September 3, 2014, as Post-Effective Amendment No. 9 (Accession No. 0000891092-14-006682) (“PEA No. 9”). The investment related sections of the Funds’ prospectus and SAI included in the Amendment are substantially similar to those sections in PEA No. 9.

As to the non-investment related portions of the Funds’ prospectus and SAI, the Staff recently reviewed Post-Effective Amendment No. 114 to the Trust’s registration statement on Form N-1A, filed on July 12, 2017, relating to the Virtus InfraCap U.S. Preferred Stock ETF series of the Trust (Accession No. 0000891092-17-005070) (“PEA No. 114”). The non-investment related sections of the Funds’ prospectus and SAI included in the Amendment are substantially similar to those sections in PEA No. 114 except for the following:

Prospectus:

▪	Risk/Return Summary Information – Fees and Expenses of the Fund

Philadelphia | Washington | New York | Chicago

▪	Risk/Return Summary Information – Performance Information
▪	Risk/Return Summary Information – Management of the Fund
▪	Management of the Funds
▪	Financial Highlights

SAI:

▪	Management and Other Services Providers – Trustees and Officers – Beneficial Ownership of Shares of the Fund
▪	Management and Other Services Providers – Trustees and Officers – Proxy Voting Policies
▪	Control Persons and Principal Holders of Securities
▪	Management Services
▪	Taxation
▪	Financial Statements

The Amendment relates only to the Funds and does not affect the prospectuses and SAIs of the Trust’s other series. Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the Staff on the Amendment; (ii) adding financial information; and (iii) updating certain other non-material information contained in the prospectus and SAI.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc: William Smalley

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